Income Taxes - Schedule of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	(34.00%)	(34.00%)
State Taxes, Net of Federal Tax Benefit	(5.40%)	(5.40%)
Federal tax rate change	11.90%
Other	39.70%
Change in Valuation Allowance	(12.20%)	39.40%
Income Taxes Provision (Benefit)	0.00%	0.00%